Financial Reporting By Business Segments (Tables)	12 Months Ended
Dec. 31, 2012
Segments Internal Financial Reports

The following information (amounts in thousands) from continuing operations is derived directly from the segments’ internal financial reports used for corporate management purposes.

	2012	2011	2010
REVENUES:
Hospitality	$916,041	$886,634	$722,938
Opry and Attractions	70,463	65,386	46,918
Corporate and Other	90	124	105

Total revenues	$986,594	$952,144	$769,961

DEPRECIATION AND AMORTIZATION:
Hospitality	$107,343	$109,521	$91,117
Opry and Attractions	5,119	5,261	4,710
Corporate and Other	18,229	10,507	9,734

Total depreciation and amortization	$130,691	$125,289	$105,561

OPERATING INCOME (LOSS):
Hospitality	$150,210	$130,939	$91,705
Opry and Attractions	13,215	8,760	1,237
Corporate and Other	(65,017)	(58,535)	(61,320)
REIT conversion costs	(101,964)	—	—
Casualty loss	(858)	(1,225)	(42,321)
Preopening costs	(340)	(408)	(55,287)

Total operating income (loss)	(4,754)	79,531	(65,986)

Interest expense, net of amounts capitalized	(58,582)	(74,673)	(81,426)
Interest income	12,307	12,460	13,124
Income from unconsolidated companies	109	1,086	608
Gain on extinguishment of debt	—	—	1,299
Other gains and (losses)	22,251	(916)	(535)

Income (loss) before income taxes and discontinued operations	$(28,669)	$17,488	$(132,916)

	December 31, 2012	December 31, 2011
IDENTIFIABLE ASSETS:
Hospitality	$2,341,880	$2,320,853
Opry and Attractions	86,078	78,482
Corporate and Other	114,853	163,675
Discontinued operations	328	390

Total identifiable assets	$2,543,139	$2,563,400

Capital Expenditures for Continuing Operations

The following table represents the capital expenditures for continuing operations by segment for the years ended December 31 (amounts in thousands):

	2012	2011	2010
CAPITAL EXPENDITURES:
Hospitality	$73,170	$110,151	$159,576
Opry and Attractions	7,347	4,745	23,767
Corporate and other	14,716	17,696	11,304

Total capital expenditures	$95,233	$132,592	$194,647